CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY ( DEFICIT )
Preferred Series A, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Series A,Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock Shares A, Issued	0	0	0
Preferred Stock Shares A, Outstanding	0	0	0
Common Stock Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock Shares Issued	18,376,363	8,952,905	4,042,265
Common Stock Shares Outstanding	18,376,363	8,952,905	4,042,265